RELATED PARTIES BALANCE AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

The related party transactions during the years ended December 31, 2021, 2020 and 2019 are as follows:

	Years Ended December 31,
	2021	2020	2019
Loan from a related party
Maderic Holding Limited	$-	$-	$3,800,000
Repayment to related parties
Maderic Holding Limited	-	-	(3,800,000)
Net loan from related parties	$-	$-	$-